Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of Subsidiaries [Abstract]
Schedule of significant subsidiaries

NOTE 25: SUBSIDIARIES

In 2011, Bitfarms Ltd. (Israel) established AU Acquisition VI, LLC (“AU”) which is incorporated in the State of Nevada, USA, and was wholly owned and controlled by the Company. AU is registered as the legal owner of the mineral assets, Hidden Lake and Victorine. Also, in 2011, Bitfarms established Pembroke & Timberland, LLC (“Pembroke”) in the State of Maine, USA, which was also wholly owned and controlled by the Company. In 2022, AU and Pembroke were sold for a nominal amount to a third party.

In 2022, Backbone established Bitfarms Paraguay General Partner Inc. (“Bitfarms Paraguay GP”) which is incorporated in the Province of Ontario, Canada, and is wholly owned and controlled by Backbone. A limited partnership, Bitfarms Paraguay Limited Partnership, was established in the Province of Ontario, Canada with Bitfarms Paraguay GP being the general partner and Backbone being the limited partner.

The Company’s significant subsidiaries as of December 31, 2022 are as follows:

Company name	Security type	Main place of business	Securities	Equity	Voting
Bitfarms Ltd. (Israel)	Ordinary shares	CDA	100%	100%	100%
Volta	Ordinary shares	CDA	100%	100%	100%
Backbone	Ordinary shares	CDA	100%	100%	100%
Backbone Argentina	Ordinary shares	ARG	100%	100%	100%
Backbone Paraguay	Ordinary shares	PAR	100%	100%	100%
Backbone Mining	Ordinary shares	USA	100%	100%	100%

Excluding the mineral assets with a carrying amount of $3,000, substantially all of the other assets, liabilities, revenues, expenses and cash flows in the consolidated financial statements are those of Backbone, Backbone Argentina, Backbone Paraguay, Backbone Mining and of Volta. Refer to Note 29 for geographic information of revenues and property, plant and equipment.